Business Segments (Segment Financial Information) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended
	Oct. 01, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
External customer revenues		$ 494.5	$ 460.3
Total revenues		494.5	460.3
Fuel Costs		76.4	90.0
Purchased power		194.2	174.1
Amortization of intangibles			0.3	(35.2)	[1]	(30.5)	[1]
Gross margin		223.9	195.9
Depreciation and amortization		35.0	35.3
Goodwill, Impairment Loss	306.3		135.8
Fixed asset impairment			11.5
Interest expense		30.5	30.8
Income tax expense (benefit)		12.7	98.8
Net income (loss)		28.7	(249.0)
Capital expenditures		33.7	28.4
Total Assets		3,553.9	3,577.8	3,577.8		3,721.5
Utility [Member]
External customer revenues		350.6	292.6
Intersegment revenues		110.7	139.5
Total revenues		461.3	432.1
Fuel Costs		69.3	84.3
Purchased power		189.7	168.0
Gross margin		202.3	179.8
Depreciation and amortization		34.7	36.5
Fixed asset impairment								80.8
Interest expense		8.7	7.8
Income tax expense (benefit)		14.8	4.0
Net income (loss)		36.5	9.4
Capital expenditures		33.1	27.4
Total Assets		3,289.7	3,338.7
Competitive Retail [Member]
External customer revenues		122.3	148.4
Total revenues		122.3	148.4
Purchased power		111.7	140.2
Gross margin		10.6	8.2
Depreciation and amortization		0.3	0.1
Interest expense			0.1
Income tax expense (benefit)		1.3	(0.7)
Net income (loss)		1.6	(1.4)
Capital expenditures		0.2
Total Assets		72.3	94.9
Other Reportable Business Segment [Member]
External customer revenues		21.6	19.2
Intersegment revenues		1.6	1.0
Total revenues		23.2	20.2
Fuel Costs		7.1	5.7
Purchased power		4.2	5.4
Amortization of intangibles			0.3	1.2
Gross margin		11.9	8.8
Depreciation and amortization			(1.4)
Goodwill, Impairment Loss			135.8					1,817.2
Fixed asset impairment			11.5					(80.8)
Interest expense		21.9	23.1
Income tax expense (benefit)		(3.4)	95.4
Net income (loss)		(9.4)	(257.0)
Capital expenditures		0.4	1.0
Total Assets		1,476.1	1,440.1
Adjustments and Eliminations [Member]
External customer revenues			0.1
Intersegment revenues		(112.3)	(140.5)
Total revenues		(112.3)	(140.4)
Purchased power		(111.4)	(139.5)
Gross margin		(0.9)	(0.9)
Depreciation and amortization			0.1
Interest expense		(0.1)	(0.2)
Income tax expense (benefit)			0.1
Total Assets		(1,284.2)	(1,295.9)
Parent Company [Member]
Amortization of intangibles				1.2
Goodwill, Impairment Loss								1,817.2
DP&L [Member]
Goodwill, Impairment Loss						(306.3)
Successor [Member]
Total revenues				1,763.0		1,636.9		1,668.4
Fuel Costs				304.5		366.7		361.9
Purchased power				592.6		389.0		342.1
Amortization of intangibles				1.2		7.1		95.1
Gross margin				864.7		874.1		869.3
Depreciation and amortization				139.8		132.9		125.4
Goodwill, Impairment Loss				135.8		306.3		1,817.2
Fixed asset impairment				11.5		26.2
Interest expense				126.6		124.0		122.9
Income tax expense (benefit)				18.0		22.3		47.7
Net income (loss)				(74.6)		(222.0)		(1,729.8)
Successor [Member] | Utility [Member]
External customer revenues				1,181.2		1,098.2		1,138.4
Intersegment revenues				487.1		453.3		393.4
Total revenues				1,668.3		1,551.5		1,531.8
Fuel Costs				314.9		362.5		354.9
Purchased power				582.4		381.9		309.5
Gross margin				771.0		807.1		867.4
Depreciation and amortization				144.8		140.2		141.3
Fixed asset impairment						86.0
Interest expense				33.9		37.2		39.1
Income tax expense (benefit)				39.7		18.6		55.1
Net income (loss)				115.0		83.6		91.2
Capital expenditures				114.2		122.1		195.5
Total Assets				3,338.7		3,313.1		3,464.2
Successor [Member] | Competitive Retail [Member]
External customer revenues				533.6		511.6		493.1
Total revenues				533.6		511.6		493.1
Purchased power				491.8		459.7		424.5
Gross margin				41.8		51.9		68.6
Depreciation and amortization				0.8		0.6		0.4
Interest expense				0.5		0.5		0.6
Income tax expense (benefit)				2.0		4.2		18.1
Net income (loss)				3.2		6.6		22.8
Capital expenditures				2.5
Total Assets				94.9		105.0		99.2
Successor [Member] | Other Reportable Business Segment [Member]
External customer revenues				48.2		27.1		36.9
Intersegment revenues				5.5		4.0		3.4
Total revenues				53.7		31.1		40.3
Fuel Costs				(10.4)		4.2		7.0
Purchased power				7.5		1.1		1.5
Amortization of intangibles						7.1		95.1
Gross margin				55.4		18.7		(63.3)
Depreciation and amortization				(5.8)		(7.9)		(16.3)
Goodwill, Impairment Loss				135.8		306.3
Fixed asset impairment				11.5		(59.8)
Interest expense				92.9		86.9		83.9
Income tax expense (benefit)				(23.7)		(0.5)		(25.5)
Net income (loss)				(192.8)		(312.2)		(1,725.4)
Capital expenditures				1.4		2.3		2.6
Total Assets				1,440.1		1,675.8		683.9
Successor [Member] | Adjustments and Eliminations [Member]
Intersegment revenues				(492.6)		(457.3)		(396.8)
Total revenues				(492.6)		(457.3)		(396.8)
Purchased power				(489.1)		(453.7)		(393.4)
Gross margin				(3.5)		(3.6)		(3.4)
Interest expense				(0.7)		(0.6)		(0.7)
Net income (loss)								(118.4)
Total Assets				(1,295.9)		(1,372.4)
Successor [Member] | Parent Company [Member]
External customer revenues				1,763.0		1,636.9		1,668.4
Total revenues				1,763.0		1,636.9		1,668.4
Fuel Costs				304.5		366.7		361.9
Purchased power				592.6		389.0		342.1
Amortization of intangibles						7.1		95.1
Gross margin				864.7		874.1		869.3
Depreciation and amortization				139.8		132.9		125.4
Goodwill, Impairment Loss				135.8		306.3
Fixed asset impairment				11.5		26.2
Interest expense				126.6		124.0		122.9
Income tax expense (benefit)				18.0		22.3		47.7
Net income (loss)				(74.6)		(222.0)		(1,729.8)
Capital expenditures				118.1		124.4		198.1
Total Assets				$ 3,577.8		$ 3,721.5		$ 4,247.3

[1]	(c)Consists of various intangible assets including renewable energy credits, emission allowances, and other intangibles, none of which are individually significant.